Prepayments and Other Current Assets (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepayments and Other Current Assets
Prepayments to suppliers	$ 80,311,076	498,298,101	274,418,870
Interest income receivable	1,049,199	6,509,860	3,767,451
Prepayment for advertising expenses	8,649,132	53,664,403	3,007,874
Others	2,711,624	16,824,542	5,366,052
Total	$ 92,721,031	575,296,906	286,560,247